Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments
Schedule of changes in the Group's long-term investments

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In US$ thousands)
Balance at December 31, 2019	$558,602	$199,379	$269,478	$1,027,459
Investments made/transferred from prepayments	134,925	92,925	30,500	258,350
Income from equity method investment	—	10,434	—	10,434
Dividend received from equity method investment	—	(320)	—	(320)
Disposal of investments	(2,067)	—	(48,334)	(50,401)
Impairment on investments	(126,820)	—	—	(126,820)
Fair value change through earnings (including adjustment of subsequent price changes)	(2,462)	—	37,577	35,115
Currency translation adjustment	16,906	8,743	—	25,649
Balance at December 31, 2020	579,084	311,161	289,221	1,179,466
Investments made/transfers from prepayments	96,768	182,200	—	278,968
Income from equity method investment, net	—	14,217	—	14,217
Dividend received from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(75,667)	—	(4,946)	(80,613)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(106,800)	—	—	(106,800)
Fair value change through earnings	(23,316)	—	9,877	(13,439)
Currency translation adjustment	7,062	6,900	—	13,962
Balance at December 31, 2021	268,716	502,783	436,152	1,207,651
Investments made/transfers from prepayments	36,423	114,909	—	151,332
Loss from equity method investment, net	—	(24,069)	—	(24,069)
Dividend received from equity method investments	—	(5,772)	—	(5,772)
Disposal of investments	(29,974)	(6,293)	—	(36,267)
Impairment on investments	(63,515)	—	—	(63,515)
Fair value change through earnings	—	—	(196,602)	(196,602)
Currency translation adjustment	(15,071)	(24,057)	—	(39,128)
Balance at December 31, 2022	$196,579	$557,501	$239,550	$993,630

Schedule of the total carrying value of the equity investments accounted for under the measurement alternative

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2021 and 2022, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities.

Cumulative Results
(In US$ thousands)
Initial cost basis	$656,011
Upward adjustments	85,710
Downward adjustments	(490,498)
Foreign currency translation	17,493
Total carrying value at December 31, 2021	$268,716

Initial cost basis	$662,460
Upward adjustments	85,710
Downward adjustments	(554,013)
Foreign currency translation	2,422
Total carrying value at December 31, 2022	$196,579

Schedule of the carrying amount and fair value of the marketable security

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In US$ thousands)
INMYSHOW	$81,385	$205,659	$—	$287,044
Didi	142,000	7,108	—	149,108
December 31, 2021	$223,385	$212,767	$—	$436,152
INMYSHOW	$81,385	$62,952	$—	$144,337
Didi	142,000	—	(46,787)	95,213
December 31, 2022	$223,385	$62,952	$(46,787)	$239,550

Summary of condensed financial information on equity method investments

	Year ended December 31,
	2020	2021	2022

	(In US$ thousands)
Operating data:
Revenue	$114,938	$225,356	$158,110
Gross profit	$102,145	$206,457	$129,393
Income (loss) from operations	$26,679	$243,516	$(195,636)
Net income (loss)	$23,754	$247,808	$(200,042)
Net income (loss) attributable to the investees	$23,754	$247,808	$(200,042)

	As of December 31,
	2021	2022

	(In US$ thousands)
Balance sheet data:
Current assets	$884,765	$904,956
Non-current assets	$2,341,307	$2,417,452
Current liabilities	$602,275	$683,626
Long-term liabilities	$9,789	$119